INTEREST AND ACCRETION EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
INTEREST AND ACCRETION EXPENSE
Schedule of components of interest and accretion expense

	Years ended
	December 31
	2022	2021
Interest (note 10(a))	$7,368	$32
Accretion (note 10(b))	1,522	1,605
Interest and accretion expense	$8,890	$1,637

	Years ended
	December 31
	2022	2021
Project loan (note 20)	$869	$—
Credit Facility (note 22)	4,903	—
Fresnillo obligation (note 23)	1,383	—
Interest expense on leases (note 24)	87	32
Other	126	—
	$7,368	$32

	Years ended
	December 31
	2022	2021
Project loan (note 20)	$261	$—
Newmont loan (note 21)	366	1,382
Credit Facility (note 22)	387	—
Accretion of site closure provisions (note 25)	508	223
	$1,522	$1,605